U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.

Please print or type.

1.   Name and address of issuer:
                Van Kampen American Capital Growth and Income Fund
                                                2800 Post Oak Blvd.
                                                Houston, TX  77035

2.   Name of each series or class of funds for which this notice is filed:
     Class A, Class B, Class C

3.  Investment Company Act File Number:    811-1228
            Securities Act File Number:    2-21657

4.  Last day of fiscal year for which this notice is filed:  11/30/95

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2
declaration:     [    ]

6 Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Insruction A.6):

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
24f-2 in a prior fiscal year, but which remained unsold at the
beginning of the fiscal year:   10,856,337

8.  Number and amount of securities registered during the fiscal year other
than pursuant to rule 24f-2:     2,675,361

9.  Number and aggregate sale price of securities sold during the fiscal year:

Class A     10,496,653     $ 142,455,005

Class B      5,554,703        75,115,597

Class C        476,917         6,342,833
           -------------   -------------
            16,528,273     $ 223,913,435

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

             2,996,575     $ 40,595,494

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

Class A     1,564,473     $ 18,202,014

Class B       141,860        1,653,948

Class C        20,185          235,337
           ----------    -------------
            1,726,518     $ 20,091,299

12.  Calculation of registration fee;
(i)  Aggregate sale price of securities sold during
     the fiscal year in reliance on rule 24f-2
     (from Item 10):                                    $   40,595,494
(ii) Aggregate price of shares issued in connection
     with dividend reinvestment plans (from Item 11,
     if applicable):                                    +   20,091,299
(iii)Aggregate price of shares redeemed or
     repurchased during the fiscal year (if
     applicable):                                       -   49,053,715
(iv) Aggregate price of shares redeemed or
     repurchased and previously applied as a
     reduction to filing fees pursuant to rule
     24e-2 (if applicable):                             +            0
(v)  Net aggregate price of securities sold and
     issued during the fiscal year in reliance on
     rule 24f-2 [line (i), plus line (ii), less
     line (iii), plus line (iv)] (if applicable):           11,633,078
(vi) Multiplier prescribed by Section 6(b) of the
     Securities Act of 1933 or other applicable law
     or regulation (see Instruction C.6):               x    .00034483
(vii)Fee due [line (i) or line (v) multiplied by
     line (vi)]:                                            $ 4,011.41

   Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal
and Other Procedures (17 CFR 202.3a).                          [ X ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 01/19/96

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Nicholas Dalmaso, Assistant Secretary
                               Nicholas Dalmaso, Assistant Secretary

Date:  January 25, 1996

*Please print the name and title of the signing officer below the signature.

                             O'MELVENY & MYERS
                            400 SOUTH HOPE STREET
                    LOS ANGELES, CALIFORNIA  90071-2899
                           TELEPHONE (213) 669-6000
                           FACSIMILE (213) 669-6407

                               January 23, 1996

WRITER'S DIRECT DIAL NUMBER                                OUR FILE NUMBER
(213) 669-6690                                                 019,625-999
                                                             LA1-692181.V1

Van Kampen American Capital
      Growth and Income Fund
2800 Post Oak Boulevard
Houston, Texas  77056

Ladies and Gentlemen:

            At your request, we have examined the form of Rule 24f-2 Notice (the "Notice") proposed to be filed by you with the Securities and Exchange Commission. The Notice states that during the fiscal year ended November 30, 1995, you issued and sold 2,996,575 shares of beneficial interest, $.01 par value (the "Shares"), in reliance upon your registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. We are familiar with the proceedings taken by you in connection with the authorization, issuance and sale of the Shares.

            Based upon our examination and upon our knowledge of your business trust activities, and assuming, without independent verification, that the Shares were sold in compliance with applicable Blue Sky laws and in the manner referred to in your Registration Statement on Form N-1A filed under the Securities Act of 1933, it is our opinion that the Shares are validly issued, fully paid and nonassessable.

            We consent to the filing of this opinion as an exhibit to the Notice.

                                  Respectfully submitted,

                              /s/ 0'MELVENY & MYERS
                                  0'MELVENY & MYERS